Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	Oppenheimer Emerging Markets Innovators Fund
Central Index Key	dei_EntityCentralIndexKey	0001600584
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2014
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014